Description of Business, Basis of Presentation and Significant Accounting Policies (Useful Lives) (Details)	12 Months Ended
Mar. 31, 2018
Distribution Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	1 year
Distribution Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	4 years
Computer Equipment and Software | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	2 years
Computer Equipment and Software | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Furniture and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	2 years
Furniture and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years
Building
Property, Plant and Equipment [Line Items]
Useful life (in years)	26 years